Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

19.Trade and other payables

	2025	2024
	US$’000	US$’000
Trade payables	93,922	97,743
Other payables	72	332
Other payables – related parties [1]	60	704
Charter hire received in advance	5,565	1,337
Other accrued operating expenses	108,150	68,948
	207,769	169,064
1	Related parties refer to corporations controlled by a shareholder of the Company.

The carrying amounts of trade and other payables, principally denominated in US$, approximate their fair values due to the short-term nature of these balances.

Other payables due to related parties are unsecured, interest-free and are payable on demand.

Other accrued operating expenses mainly comprise cost of cargo and delivery expenses that are incurred but are unbilled at the balance sheet date.